SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND SUMMARY

PROSPECTUSES, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director®

Series 1.00 to 12.00

This supplement updates certain information in Appendix A—Investment Options Available Under the Contract (“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $1,213.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $5,258.

In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,746	$20,197	$30,593	$51,960
Series 2, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,732	$20,157	$30,531	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5, 258	$15,733	$26,152	$51,960
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849

The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,823	$11,674	$16,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,809	$11,633	$16,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,195	$6,776	$11,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,898	$8,825	$11,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,884	$8,781	$11,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,228	$3,825	$6,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480

Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class

The following table replaces the current table in its entirety in Appendix A:

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Vanguard LifeStrategy 80/20 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND SUMMARY

PROSPECTUSES, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director®

Series 1.20 to 13.20

This supplement updates certain information in Appendix A—Investment Options Available Under the Contract (“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $.1,010.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $. 5,063.

In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,560	$19,671	$29,769	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,546	$19,632	$29,707	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,063	$15,180	$25,284	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374

The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,631	$11,095	$15,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,617	$11,054	$15,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,995	$6,169	$10,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,705	$8,199	$10,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,690	$8,155	$10,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,025	$3,199	$5,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175

Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class

The following table replaces the current table in its entirety in Appendix A:

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND SUMMARY

PROSPECTUSES, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director®

Series 1.40 to 12.40

This supplement updates certain information in Appendix A—Investment Options Available Under the Contract (“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $807.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,868.

In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,374	$19,143	$28,938	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,360	$19,103	$28,875	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,868	$14,625	$24,407	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866

The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,439	$10,513	$14,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,425	$10,472	$14,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,793	$5,557	$9,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,510	$7,570	$9,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,496	$7,525	$9,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$822	$2,570	$4,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820

Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class

The following table replaces the current table in its entirety in Appendix A:

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026

TO THE PROSPECTUSES AND SUMMARY

PROSPECTUSES, EACH DATED May 1, 2026

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director®

Series 1.60 to 12.60

This supplement updates certain information in Appendix A—Investment Options Available Under the Contract (“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $603.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,673.

In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,188	$18,611	$28,097	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,174	$18,571	$28,034	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,673	$14,065	$23,521	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323

The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,246	$9,928	$13,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,232	$9,886	$13,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,989	$8,457	$18,505

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,316	$6,936	$8,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,301	$6,892	$8,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class

The following table replaces the current table in its entirety in Appendix A:

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%

Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%